Other Accounts Receivable	12 Months Ended
Dec. 31, 2023
Other Accounts Receivable [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2023	2022
Government authorities	$62	$45
Other receivables	203	46
Prepaid expenses	275	40

	$540	$131